January 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource International Series, Inc.
         Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)
         Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)
         RiverSource Disciplined International Equity Fund
         Threadneedle International Opportunity Fund
      Post-Effective Amendment No. 54
      File Nos. 002-92309/811-04075

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 54 (Amendment). This Amendment was filed electronically on December 29, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (212) 850-1703.

Sincerely,


/s/ Joseph D'Alessandro
-------------------------------------
Joseph D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.